SCHEDULE OF WARRANTS VALUATION ASSUMPTIONS (Details)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	May 23, 2022 $ / shares	Jan. 24, 2022 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	$ 6.00	$ 6.00	$ 6.00	$ 6.00	$ 6.00
Share price	$ 2.78	$ 2.71	$ 4.66	$ 14.94	$ 3.64
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term from grant date (in years)				5 years	5 years
Measurement Input, Expected Term [Member] | Initial Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term from grant date (in years)	2 years 1 month 2 days	3 years 1 month 6 days	4 years 1 month 6 days
Measurement Input, Expected Term [Member] | Second Warrent [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term from grant date (in years)	2 years 5 months 8 days	3 years 4 months 24 days	4 years 6 months
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants valuation assumptions		0.8240	0.9603	0.9590	0.9632
Measurement Input, Price Volatility [Member] | Initial Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants valuation assumptions	1.0766
Measurement Input, Price Volatility [Member] | Second Warrent [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants valuation assumptions	1.1122
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants valuation assumptions	4.25	4.01	3.99	2.88	1.53
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants valuation assumptions